Summary of Significant Accounting Policies: Reclassifications, policy (Policies)	Dec. 31, 2022
Policies
Reclassifications, policy

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. The reclassified amounts have no impact on the Company’s previously reported financial position or results of operations and relates to the presentation of selling and marketing expenses, and compensation and related expenses, separately on the consolidated statements of operation previously included in the general and administrative expenses, and the presentation of accounts receivable - related party separately on the consolidated balance sheets previously included in accounts receivable.